UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   September 18, 2019 to October 18, 2019

Commission File Number of issuing entity:  333-206582-10

Central Index Key Number of issuing entity:  0001705163

Morgan Stanley Capital I Trust 2017-H1
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-206582

Central Index Key Number of depositor:  0001547361

Morgan Stanley Capital I Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000312070

Barclays Bank PLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001624053

Argentic Real Estate Finance LLC (formerly known as Silverpeak Real Estate Finance LLC)
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541557

Morgan Stanley Mortgage Capital Holdings LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001682532

Starwood Mortgage Funding III LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001701238

Citi Real Estate Funding Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541001

Citigroup Global Markets Realty Corp.
(Exact name of sponsor as specified in its charter)

Jane Lam (212) 761-4000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4032155
38-4032156
38-7187248
(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-SB			X
A-3			X
A-4			X
A-5			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On October 18, 2019 a distribution was made to holders of the certificates issued by Morgan Stanley Capital I Trust 2017-H1.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the Morgan Stanley Capital I Trust 2017-H1  in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on October 18, 2019

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
1	0.58%	0	N/A

No assets securitized by Barclays Bank PLC , Argentic Real Estate Finance LLC, (formerly known as Silverpeak Real Estate Finance LLC), Morgan Stanley Mortgage Capital Holdings LLC, Citi Real Estate Funding Inc., and Citigroup Global Markets Realty Corp. (each a "Securitizer") and held by Morgan Stanley Capital I Trust 2017-H1  were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from September 18, 2019 to October 18, 2019.

Barclays Bank PLC filed its most recent Form ABS-15G on August 13, 2019. The CIK number for Barclays Bank PLC is 0000312070.

Argentic Real Estate Finance LLC (formerly known as Silverpeak Real Estate Finance LLC) filed its most recent Form ABS-15G on February 13, 2019. The CIK number for Argentic Real Estate Finance LLC (formerly known as Silverpeak Real Estate Finance LLC) is 0001624053.

Morgan Stanley Mortgage Capital Holdings LLC filed its most recent Form ABS-15G on August 14, 2019. The CIK number for Morgan Stanley Mortgage Capital Holdings LLC is 0001541557.

Starwood Mortgage Capital LLC, the direct parent of Starwood Mortgage Funding III LLC filed its most recent Form ABS-15G on February 6, 2019. The CIK number for Starwood Mortgage Capital LLC, the direct parent of Starwood Mortgage Funding III LLC is 0001682532.

Citi Real Estate Funding Inc. filed its most recent Form ABS-15G on February 14, 2019. The CIK number for Citi Real Estate Funding Inc. is 0001701238.

Citigroup Global Markets Realty Corp. filed its most recent Form ABS-15G on February 14, 2019. The CIK number for Citigroup Global Markets Realty Corp. is 0001541001.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on November 1, 2019 under Commission File No. 333-206582-10 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on November 1, 2019 under Commission File No. 333-206582-10 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 9. Other Information.

Midland Loan Services, A Division of PNC Bank, National Association, in its capacity as Master Servicer for Morgan Stanley Capital I Trust 2017-H1 , affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date	09/17/2019	$457,265.73
Current Distribution Date	10/18/2019	$362,087.59

REO Account Balance
Prior Distribution Date	09/17/2019	$0.00
Current Distribution Date	10/18/2019	$0.00

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for Morgan Stanley Capital I Trust 2017-H1 , affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date	09/17/2019	$5,752.21
Current Distribution Date	10/18/2019	$5,563.82

Interest Reserve Account Balance
Prior Distribution Date	09/17/2019	$0.00
Current Distribution Date	10/18/2019	$0.00

Gain-on-Sale Reserve Account Balance
Prior Distribution Date	09/17/2019	$0.00
Current Distribution Date	10/18/2019	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by Morgan Stanley Capital I Trust 2017-H1 , relating to the October 18, 2019 distribution.

(102) ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on November 1, 2019 under Commission File No. 333-206582-10 and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on November 1, 2019 under Commission File No. 333-206582-10 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Morgan Stanley Capital I Inc.
(Depositor)

/s/ George Kok
George Kok, President

Date: October 28, 2019